Accrued liabilities	12 Months Ended
Dec. 31, 2018
Accrued liabilities
Accrued liabilities

36.        Accrued liabilities

The amounts of accrued liabilities as of December 31, 2018, 2017 and 2016 were US$164.6 million, US$180.9 million and US$230.5 million, within which the amounts of accrued payroll expenses were US$73.7 million, US$116.7 million and US$163.6 million, respectively.